Organization and Basis of Consolidation and Presentation (Details) - USD ($) $ in Thousands		9 Months Ended
	Feb. 28, 2022	Sep. 30, 2021	Dec. 15, 2021	Nov. 29, 2021	Nov. 19, 2021	Sep. 29, 2021	Dec. 31, 2020
Organization and Basis of Consolidation and Presentation (Details) [Line Items]
Net loss		$ 14,100
Net cash outflows from operations		21,200
Negative working capital		33,200
Cash and cash equivalents		3,900
Principal prepayment		$ 20,000
Due date of principal payment		November 19, 2021
Common stock value, issued		$ 4					$ 3
Additional fee		2,900
Total fees payable		6,900
Convertible debt		25,000
Forecast [Member]
Organization and Basis of Consolidation and Presentation (Details) [Line Items]
Principal payment					$ 4,000	$ 20,000
Reduced amount	$ 5,000
Due payment				$ 20,000
Class A Common Stock [Member]
Organization and Basis of Consolidation and Presentation (Details) [Line Items]
Purchase amount of common stock		$ 7,000
Class A Common Stock [Member] | Forecast [Member]
Organization and Basis of Consolidation and Presentation (Details) [Line Items]
Common stock value, issued			$ 30,000